Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Statement of comprehensive income [abstract]
Net income		$ 5,033	$ 6,243
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		1,163	4,043
Net gains (losses) on hedges of investments in foreign operations		(812)	(2,290)
Other comprehensive income, net of tax, exchange differences on translation		351	1,753
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		274	(784)
Net (gains) losses reclassified to net income		(65)	(25)
Other comprehensive income, net of tax, debt securities		209	(809)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(222)	(1,351)
Net (gains) losses reclassified to net income		(142)	552
Other comprehensive income, net of tax, cash flow hedges		(364)	(799)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(240)	198
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(106)	262
Net gains (losses) on equity securities designated at FVOCI		19	(35)
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(327)	425
Total OCI	[1]	(131)	570
Comprehensive income		4,902	6,813
Comprehensive income attributable to non-controlling interests		38	23
Preferred shareholders and other equity instrument holders		267	171
Common shareholders		4,597	6,619
Comprehensive income attributable to equity shareholders		4,864	6,790
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(26)	(136)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		26	131
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income			(5)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(65)	160
Income tax (expense) benefit, Net (gains) losses reclassified to net income		25	9
Income tax (expense) benefit relating to debt securities of other comprehensive income		(40)	169
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		106	482
Income tax (expense) benefit, Net (gains) losses reclassified to net income		46	(197)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		152	285
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		75	(97)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		38	(93)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(6)	9
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		107	(181)
Income tax (expense) benefit relating to components of other comprehensive income		$ 219	$ 268

[1]	Includes $66 million of gains for 2023 (2022: $218 million of losses) relating to our investments in equity-accounted associates and joint ventures.